UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-03916
Name of Registrant: Vanguard Specialized Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: January 31
Date of reporting period: April 30, 2013
Item 1: Schedule of Investments

Vanguard Energy Fund

Schedule of Investments
As of April 30, 2013

			Market
			Value
		Shares	($000)
Common Stocks (97.8%)[1]
United States (58.8%)
Energy Equipment & Services (10.2%)
	Schlumberger Ltd.	4,411,054	328,315
	Baker Hughes Inc.	5,864,580	266,193
	Ensco plc Class A	2,986,939	172,287
	Halliburton Co.	3,913,297	167,372
	National Oilwell Varco Inc.	1,250,606	81,564
	SEACOR Holdings Inc.	875,753	63,151
*	Weatherford International Ltd.	4,760,750	60,890
*	Transocean Ltd.	1,115,307	57,405
	Patterson-UTI Energy Inc.	97,500	2,056
			1,199,233
Exchange-Traded Fund (0.6%)
^,2 Vanguard Energy ETF		663,000	74,157

Oil, Gas & Consumable Fuels (48.0%)
	Exxon Mobil Corp.	11,375,794	1,012,332
	Chevron Corp.	5,498,855	670,915
	Anadarko Petroleum Corp.	3,647,315	309,146
	Cabot Oil & Gas Corp.	4,521,752	307,705
	Occidental Petroleum Corp.	3,361,788	300,073
	CONSOL Energy Inc.	8,555,780	287,816
	Pioneer Natural Resources Co.	2,091,555	255,651
	EOG Resources Inc.	1,751,591	212,223
	EQT Corp.	2,628,915	197,484
*	Southwestern Energy Co.	5,033,340	188,348
	Noble Energy Inc.	1,526,479	172,935
	Range Resources Corp.	2,224,125	163,518
*	Denbury Resources Inc.	8,852,634	158,374
	Marathon Petroleum Corp.	1,856,975	145,513
	Valero Energy Corp.	3,600,874	145,187
	Devon Energy Corp.	2,596,555	142,966
	Phillips 66	2,272,254	138,494
	ConocoPhillips	2,091,054	126,404
	Apache Corp.	1,489,795	110,066
*	Cobalt International Energy Inc.	3,790,222	105,899
	Hess Corp.	1,191,899	86,031
*	WPX Energy Inc.	4,228,689	66,094
	Kinder Morgan Inc.	1,629,416	63,710
	Marathon Oil Corp.	1,850,346	60,451
	Chesapeake Energy Corp.	2,882,832	56,331
	Murphy Oil Corp.	791,700	49,157
*	Whiting Petroleum Corp.	1,085,355	48,298
*	Newfield Exploration Co.	1,855,658	40,435
	Energen Corp.	718,861	34,088
	HollyFrontier Corp.	61,900	3,061
*	Ultra Petroleum Corp.	115,200	2,465
	Williams Cos. Inc.	27,900	1,064
			5,662,234

Semiconductors & Semiconductor Equipment (0.0%)
* First Solar Inc.	54,750	2,549

Total United States		6,938,173
International (39.0%)
Australia (0.3%)
Oil Search Ltd.	3,907,545	30,147
Caltex Australia Ltd.	107,863	2,410
Woodside Petroleum Ltd.	28,434	1,109
		33,666
Austria (0.0%)
OMV AG	61,896	2,908

Brazil (1.6%)
Petroleo Brasileiro SA ADR	9,709,620	185,939
Petroleo Brasileiro SA Prior Pfd.	385,244	3,845
Petroleo Brasileiro SA	249,132	2,383
Petroleo Brasileiro SA ADR Type A	14,900	298
		192,465
Canada (9.6%)
Suncor Energy Inc.	7,828,947	243,872
Canadian Natural Resources Ltd.	7,262,768	213,090
Cenovus Energy Inc.	5,100,505	152,709
Encana Corp.	7,078,325	130,595
* Tourmaline Oil Corp.	2,437,620	96,711
TransCanada Corp.	1,730,901	85,802
Canadian Oil Sands Ltd.	3,462,710	68,371
Cameco Corp.	2,573,670	50,212
Pacific Rubiales Energy Corp.	1,949,295	41,213
^ Petrominerales Ltd.	2,260,180	12,474
* Athabasca Oil Corp.	1,519,900	10,998
Suncor Energy Inc.	240,434	7,496
Encana Corp.	182,800	3,369
Husky Energy Inc.	101,700	2,940
Canadian Oil Sands Ltd.	147,400	2,895
Canadian Natural Resources Ltd.	83,978	2,463
Enbridge Inc.	47,150	2,244
Imperial Oil Ltd.	22,300	887
Cenovus Energy Inc.	28,639	857
		1,129,198
China (2.2%)
PetroChina Co. Ltd. ADR	864,410	110,524
Beijing Enterprises Holdings Ltd.	12,171,235	91,121
China Shenhua Energy Co. Ltd.	11,588,390	41,091
CNOOC Ltd.	3,015,717	5,649
China Petroleum & Chemical Corp.	3,970,000	4,381
China Oilfield Services Ltd.	1,114,000	2,202
PetroChina Co. Ltd.	1,112,000	1,417
		256,385
Finland (0.0%)
Neste Oil Oyj	152,229	2,377

France (3.4%)
Total SA ADR	6,557,765	329,462
Technip SA	522,614	56,056

Total SA	284,420	14,317
* Cie Generale de Geophysique - Veritas	72,737	1,573
		401,408
Hungary (0.0%)
MOL Hungarian Oil and Gas plc	33,165	2,357

India (0.8%)
Reliance Industries Ltd.	5,738,559	84,067
Oil & Natural Gas Corp. Ltd.	566,512	3,442
Oil India Ltd.	200,363	2,047
		89,556
Israel (0.0%)
Delek Group Ltd.	3,000	791

Italy (2.5%)
Eni SPA ADR	5,900,640	282,110
Eni SPA	383,149	9,144
		291,254
Japan (1.7%)
Inpex Corp.	28,486	137,852
JX Holdings Inc.	11,231,070	60,983
Idemitsu Kosan Co. Ltd.	24,300	2,056
Showa Shell Sekiyu KK	109,000	875
		201,766
Netherlands (0.0%)
* SBM Offshore NV	149,944	2,406

Norway (0.9%)
Statoil ASA ADR	3,968,560	97,230
Statoil ASA	198,097	4,849
		102,079
Poland (0.0%)
* Polski Koncern Naftowy Orlen SA	156,453	2,429
* Grupa Lotos SA	147,504	1,777
		4,206
Portugal (0.9%)
Galp Energia SGPS SA	6,513,589	104,392

Russia (1.9%)
Gazprom OAO ADR	13,454,943	107,155
Rosneft OAO GDR	14,271,676	97,883
Lukoil OAO ADR	103,280	6,567
Tatneft OAO ADR	78,225	2,968
AK Transneft OAO Prior Pfd.	1,010	2,041
TMK OAO GDR	128,997	1,640
Gazprom OAO	124,674	498
		218,752

	South Africa (0.1%)
	Sasol Ltd.			111,032	4,809

	South Korea (0.0%)
	SK Holdings Co. Ltd.			15,884	2,293

	Spain (1.0%)
*	Repsol SA			4,991,974	117,035

	Thailand (0.0%)
	PTT PCL (Foreign)			265,500	2,965
*	PTT Global Chemical PCL			347,000	867
					3,832
	Turkey (0.0%)
	Tupras Turkiye Petrol Rafinerileri AS			81,413	2,275

	United Kingdom (12.1%)
	Royal Dutch Shell plc ADR			8,134,595	552,908
	BP plc ADR			9,467,865	412,799
	BG Group plc			10,160,142	171,519
	Royal Dutch Shell plc Class B			4,511,199	158,244
*	Ophir Energy plc			11,826,161	74,829
*	Genel Energy plc			1,705,482	23,620
	BP plc			2,560,926	18,557
	Royal Dutch Shell plc Class A			331,150	11,274
	Royal Dutch Shell plc Class A			148,798	5,061
	Tullow Oil plc			10,038	157
*	Cairn Energy plc			1	—
					1,428,968
	Total International				4,595,178
	Total Common Stocks (Cost $7,487,949)				11,533,351
					Market
					Value
		Coupon		Shares	($000)
	Temporary Cash Investments (2.5%)[1]
	Money Market Fund (0.3%)
	[3,4] Vanguard Market Liquidity Fund	0.142%		36,682,812	36,683

				Face
			Maturity	Amount
			Date	($000)
	Repurchase Agreement (2.1%)
	RBS Securities, Inc.
	(Dated 4/30/13, Repurchase Value
	$253,201,000, collateralized by U.S.
	Treasury Bond 0.500%-3.625%, 5/31/13-
	2/15/20)	0.140%	5/1/13	253,200	253,200

	U.S. Government and Agency Obligations (0.1%)
5	Fannie Mae Discount Notes	0.140%	5/22/13	200,000	200
	[5,6] Fannie Mae Discount Notes	0.110%	8/21/13	5,000,000	4,997
	[5,6] Freddie Mac Discount Notes	0.130%	9/16/13	3,000,000	2,998
					8,195
	Total Temporary Cash Investments (Cost $298,079)				298,078

Total Investments (100.3%) (Cost $7,786,028)	11,831,429
Other Assets and Liabilities-Net (-0.3%)[4]	(40,143)
Net Assets (100%)	11,791,286

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $6,658,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.6% and 1.7%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $7,213,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $4,398,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

Energy Fund

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks- United States	6,938,173	—	—
Common Stocks- International	3,106,695	1,488,483	—
Temporary Cash Investments	36,683	261,395	—
Futures Contracts—Assets[1]	161	—	—
Futures Contracts—Liabilities[1]	(6)	—	—
Total	10,081,706	1,749,878	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At April 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	June 2013	1,137	90,516	1,633
S&P 500 Index	June 2013	14	5,573	147

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Energy Fund

F. At April 30, 2013, the cost of investment securities for tax purposes was $7,814,074,000. Net unrealized appreciation of investment securities for tax purposes was $4,017,355,000, consisting of unrealized gains of $4,240,193,000 on securities that had risen in value since their purchase and $222,838,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Health Care Fund

Schedule of Investments
As of April 30, 2013

			Market
			Value
		Shares	($000)
Common Stocks (96.3%)
United States (73.1%)
Biotechnology (10.6%)
	Amgen Inc.	11,163,755	1,163,375
*	Vertex Pharmaceuticals Inc.	4,860,100	373,353
*	Gilead Sciences Inc.	6,721,600	340,382
*	Biogen Idec Inc.	1,451,300	317,733
*	Regeneron Pharmaceuticals Inc.	1,412,100	303,799
*	Onyx Pharmaceuticals Inc.	1,022,700	96,952
*	United Therapeutics Corp.	1,320,000	88,149
*,^ Incyte Corp. Ltd.		3,807,443	84,335
*	Cubist Pharmaceuticals Inc.	1,323,142	60,759
*	Alkermes plc	1,562,716	47,835
*	Ironwood Pharmaceuticals Inc. Class A	2,332,360	35,475
			2,912,147
Food & Staples Retailing (2.6%)
	Walgreen Co.	11,670,400	577,802
	CVS Caremark Corp.	2,352,100	136,845
			714,647
Health Care Equipment & Supplies (10.3%)
	Medtronic Inc.	10,801,100	504,195
*	Boston Scientific Corp.	45,385,200	339,935
	Abbott Laboratories	8,642,900	319,096
	St. Jude Medical Inc.	7,500,400	309,166
	Becton Dickinson and Co.	2,757,500	260,032
	Covidien plc	4,002,600	255,526
	Baxter International Inc.	3,500,000	244,545
	Zimmer Holdings Inc.	2,400,000	183,480
*	CareFusion Corp.	4,734,654	158,327
	DENTSPLY International Inc.	2,285,400	96,787
	Stryker Corp.	1,433,500	94,009
*	NuVasive Inc.	1,628,303	34,146
	STERIS Corp.	803,083	33,400
			2,832,644
Health Care Providers & Services (19.8%)
	UnitedHealth Group Inc.	19,960,200	1,196,215
	McKesson Corp.	8,539,900	903,692
	WellPoint Inc.	7,702,400	561,659
	Humana Inc.	7,097,094	525,966
	Cigna Corp.	7,536,000	498,657
	Cardinal Health Inc.	8,304,241	367,214
	Aetna Inc.	4,675,200	268,543
	Universal Health Services Inc. Class B	3,873,600	257,943
*,1 Health Management Associates Inc. Class A		18,202,500	209,147
	Coventry Health Care Inc.	4,027,500	199,563
	HCA Holdings Inc.	3,771,600	150,449
	Owens & Minor Inc.	3,000,000	97,710
*	Health Net Inc.	2,758,758	81,107
*	Tenet Healthcare Corp.	1,400,000	63,504
*	Vanguard Health Systems Inc.	2,556,780	37,406

*	WellCare Health Plans Inc.	567,400	33,085
*	HealthSouth Corp.	386,000	10,615
			5,462,475
Health Care Technology (2.1%)
*	Cerner Corp.	5,382,600	520,874
*	Allscripts Healthcare Solutions Inc.	4,007,209	55,460
			576,334
Life Sciences Tools & Services (2.4%)
	Agilent Technologies Inc.	6,416,100	265,883
*	Illumina Inc.	2,240,200	144,919
*	Covance Inc.	1,848,800	137,846
*	PAREXEL International Corp.	2,590,400	106,077
*	Bruker Corp.	806,758	14,336
			669,061
Pharmaceuticals (25.3%)
	Merck & Co. Inc.	35,919,648	1,688,224
*,1 Forest Laboratories Inc.		26,360,524	986,147
	Pfizer Inc.	31,600,488	918,626
	Eli Lilly & Co.	15,923,800	881,860
	Bristol-Myers Squibb Co.	20,338,461	807,844
	AbbVie Inc.	9,556,000	440,054
	Johnson & Johnson	4,146,400	353,398
*	Hospira Inc.	6,826,070	226,079
	Perrigo Co.	1,560,300	186,315
*	Actavis Inc.	1,682,400	177,880
*	Mylan Inc.	4,775,700	139,021
*	Salix Pharmaceuticals Ltd.	2,147,945	112,316
*	Medicines Co.	735,400	24,827
	Zoetis Inc.	663,700	21,915
			6,964,506
Total United States			20,131,814
International (23.2%)
Belgium (1.4%)
*,^ UCB SA		6,581,811	388,447

Denmark (0.0%)
	H Lundbeck A/S	73,965	1,481

France (0.4%)
	Sanofi	671,976	72,651
	Ipsen SA	1,094,832	39,181
			111,832
Germany (0.8%)
^	Bayer AG	1,929,452	201,718
	Fresenius Medical Care AG & Co. KGaA	511,950	35,271
			236,989
Ireland (0.8%)
*,^ Elan Corp. plc ADR		19,470,300	227,802
*	Prothena Corp. plc	249,624	2,062
			229,864

Israel (1.6%)
Teva Pharmaceutical Industries Ltd. ADR			11,361,300	435,024

Japan (8.5%)
Astellas Pharma Inc.			14,365,700	837,306
Takeda Pharmaceutical Co. Ltd.			5,599,900	307,444
Shionogi & Co. Ltd.			12,066,234	296,793
Eisai Co. Ltd.			6,188,800	282,421
Daiichi Sankyo Co. Ltd.			13,910,900	272,191
Chugai Pharmaceutical Co. Ltd.			5,621,700	139,965
Mitsubishi Tanabe Pharma Corp.			7,100,000	108,000
Ono Pharmaceutical Co. Ltd.			1,415,800	93,376
				2,337,496
Norway (0.1%)
* Algeta ASA			565,247	19,209

Switzerland (6.3%)
Roche Holding AG			4,159,833	1,041,375
Novartis AG			4,311,324	319,157
Roche Holding AG (Bearer)			664,320	165,976
Actelion Ltd.			2,403,582	147,167
Novartis AG ADR			726,200	53,565
				1,727,240
United Kingdom (3.3%)
AstraZeneca plc			15,582,508	809,072
GlaxoSmithKline plc ADR			1,922,981	99,303
				908,375
Total International				6,395,957
Total Common Stocks (Cost $14,636,365)				26,527,771
	Coupon
Temporary Cash Investments (5.2%)
Money Market Fund (1.4%)
[2,3] Vanguard Market Liquidity Fund	0.142%		390,269,000	390,269

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreements (2.3%)
Bank of America Securities, LLC
(Dated 4/30/13, Repurchase Value
$50,800,000, collateralized by Federal
Home Loan Mortgage Corp. 0.000%,
5/4/37, and Federal National Mortgage
Assn. 0.875%, 5/21/18)	0.170%	5/1/13	50,800	50,800
Barclays Capital Inc.
(Dated 4/25/13, Repurchase Value
$165,004,000, collateralized by Federal
Home Loan Mortgage Corp. 3.101%,
2/1/41, Federal National Mortgage Assn.
2.296%, 10/1/42, and Government National
Mortgage Assn. 4.000%, 5/20/42)	0.110%	5/2/13	165,000	165,000
Barclays Capital Inc.
(Dated 4/30/13, Repurchase Value
$22,700,000, collateralized by U.S.
Treasury Note/Bond 0.375%, 11/15/15)	0.150%	5/1/13	22,700	22,700

BNP Paribas Securities Corp.
(Dated 4/30/13, Repurchase Value
$13,000,000, collateralized by Federal
National Mortgage Assn. 5.000%, 2/13/17,
and Government National Mortgage Assn.
6.000%, 4/15/40)	0.170%	5/1/13	13,000	13,000
HSBC Bank USA
(Dated 4/30/13, Repurchase Value
$176,001,000, collateralized by Federal
Home Loan Mortgage Corp. 3.500%-
5.500%, 10/1/39-2/1/43)	0.170%	5/1/13	176,000	176,000
Morgan Stanley & Co., Inc.
(Dated 4/30/13, Repurchase Value
$220,201,000, collateralized by Federal
National Mortgage Assn. 2.500%-7.000%,
9/1/26-3/1/43)	0.180%	5/1/13	220,200	220,200
				647,700
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill	0.052%-0.121%	5/23/13	6,101	6,101

Commercial Paper (1.5%)
General Electric Capital Corp.	0.180%	7/17/13	200,000	199,914
General Electric Capital Corp.	0.200%	5/8/13	200,000	199,994
				399,908
Total Temporary Cash Investments (Cost $1,443,985)				1,443,978
Total Investments (101.5%) (Cost $16,080,350)				27,971,749
Other Assets and Liabilities-Net (-1.5%)[2]				(422,522)
Net Assets (100%)				27,549,227

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $368,181,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Includes $390,270,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as

Health Care Fund

furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—U.S.	20,131,814	—	—
Common Stocks—International	817,756	5,578,201	—
Temporary Cash Investments	390,269	1,053,709	—
Forward Currency Contracts—Assets	—	8,266	—
Total	21,339,839	6,640,176	—

E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and requiring counterparties to post collateral to secure such exposure. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any assets posted as collateral for open contracts are noted in the Schedule of Investments. The value of collateral

Health Care Fund

received or posted is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At April 30, 2013, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
Bank of America NA	8/16/13	USD	204,088 JPY	19,062,436	8,266
JPY—Japanese yen.
USD—U.S. dollar.

At April 30, 2013, the counterparty had deposited in segregated accounts securities with a value of $10,477,000 in connection with amounts due to the fund for open forward currency contracts.

F. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
			Proceeds
	Jan. 31, 2013		from		Apr. 30, 2013
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Forest Laboratories Inc.	956,887	—	—	—	986,147
Health Management Associates Inc.	163,458	26,796	—	—	209,147
Class A
	1,120,345			—	1,195,294

G. At April 30, 2013, the cost of investment securities for tax purposes was $16,100,185,000. Net unrealized appreciation of investment securities for tax purposes was $11,871,564,000, consisting of unrealized gains of $11,962,490,000 on securities that had risen in value since their purchase and $90,926,000 in unrealized losses on securities that had fallen in value since their purchase.

Precious Metals and Mining Fund

Schedule of Investments
As of April 30, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)
Australia (22.8%)
	Iluka Resources Ltd.	12,000,000	111,485
1	OZ Minerals Ltd.	21,250,000	95,247
*,^,1Cudeco Ltd.		18,500,000	72,537
*,^,1Aquila Resources Ltd.		36,165,000	69,574
1	Medusa Mining Ltd.	18,850,000	64,204
1	Resolute Mining Ltd.	62,350,000	62,014
*,1	St. Barbara Ltd.	60,536,881	37,881
*,1	Galaxy Resources Ltd.	73,893,638	17,619
*,1	Equatorial Resources Ltd.	10,082,288	7,985
*	Papillon Resources Ltd.	7,500,000	7,879
*,1	Ivanhoe Australia Ltd.	40,000,000	7,470
*,1	Panoramic Resources Ltd.	22,200,000	6,783
*,1	Reed Resources Ltd.	76,166,667	6,783
*,1	Glory Resources Ltd.	33,500,000	3,182
*,1	Apex Minerals NL	55,654,166	1,510
*,1	Kumarina Resources Ltd.	9,300,000	973
*,1	Speewah Metals Ltd.	13,500,000	348
*,1	Drummond Gold Ltd.	35,000,000	200
			573,674
Belgium (9.4%)
^	Umicore SA	5,100,000	236,366

Canada (27.7%)
	Potash Corp. of Saskatchewan Inc.	4,800,000	202,015
*,1	Dominion Diamond Corp.	11,700,000	185,467
1	Nevsun Resources Ltd.	38,500,000	144,072
1	Centerra Gold Inc.	15,750,000	65,817
	Agnico Eagle Mines Ltd.	1,400,000	45,206
	Alacer Gold Corp.	5,950,000	17,836
*,^,1Belo Sun Mining Corp.		17,000,000	17,718
	Barrick Gold Corp.	350,000	6,899
*	NovaCopper Inc.	2,033,333	3,843
*	Mountain Province Diamonds Inc.	723,300	3,231
	SEMAFO Inc.	1,000,000	1,896
*	Bear Creek Mining Corp.	750,000	1,854
	Eldorado Gold Corp.	100,000	791
*	Lake Shore Gold Corp.	1,000,000	407
*	Claude Resources Inc.	400,000	118
			697,170

	France (4.6%)
	Imerys SA		1,763,418	116,104

	Germany (8.2%)
^	K+S AG		4,650,000	205,858

	Indonesia (0.1%)
	Vale Indonesia Tbk PT		6,500,000	1,913

	Ireland (0.2%)
*	Kenmare Resources plc		13,627,035	5,634

	Papua New Guinea (0.0%)
*	Bougainville Copper Ltd.		2,000,000	1,081

	Russia (2.6%)
	Uralkali OJSC GDR		1,850,000	67,090

	United Kingdom (12.0%)
1	Hochschild Mining plc		40,920,914	159,038
	Johnson Matthey plc		2,800,000	105,625
1	Petropavlovsk plc		16,418,057	37,203
				301,866
	United States (11.8%)
	Mosaic Co.		1,650,000	101,623
	Newmont Mining Corp.		3,050,000	98,820
1	AMCOL International Corp.		3,080,000	94,772
				295,215
	Total Common Stocks (Cost $3,370,216)			2,501,971
	Precious Metals (0.1%)
*	Platinum Bullion (In Troy Ounces)		2,009	3,024
	Total Precious Metals (Cost $1,213)			3,024
		Coupon
	Temporary Cash Investment (6.7%)
	Money Market Fund (6.7%)
	[2,3] Vanguard Market Liquidity Fund (Cost
	$169,558)	0.142%	169,558,144	169,558

	Total Investments (106.2%) (Cost $3,540,987)			2,674,553
	Other Assets and Liabilities-Net (-6.2%)[3]			(155,924)
	Net Assets (100%)			2,518,629

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $117,029,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $121,822,000 of collateral received for securities on loan.
GDR—Global Depositary Receipt.

Precious Metals and Mining Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Precious metals are valued at the latest quoted bid prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North America	992,385	—	—
Common Stocks—Other	—	1,509,586	—
Precious Metals	—	3,024	—
Temporary Cash Investments	169,558	—	—
Total	1,161,943	1,512,610	—

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

Precious Metals and Mining Fund

		Current Period Transactions
			Proceeds
	Jan. 31, 2013		from		Apr. 30, 2013
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
AMCOL International Corp.	90,952	—	—	616	94,772
Apex Minerals NL	2,379	—	—	—	1,510
Aquila Resources Ltd.	118,009	—	—	—	69,574
Belo Sun Mining Corp.	NA1	4,051	—	—	17,718
Centerra Gold Inc.	143,067	—	—	523	65,817
Cudeco Ltd.	83,557	—	—	—	72,537
Discovery Metals Ltd.	37,582	—	21,272	—	—
Dominion Diamond Corp.	NA2	—	—	—	185,467
Drummond Gold Ltd.	291	—	—	—	200
Equatorial Resources Ltd.	15,601	—	—	—	7,985
Galaxy Resources Ltd.	29,401	—	—	—	17,619
Glory Resources Ltd.	6,987	—	—	—	3,182
Harry Winston Diamond Corp.	172,673	—	—	—	NA2
Hochschild Mining plc	271,517	1,919	—	—	159,038
Ivanhoe Australia Ltd.	18,564	—	—	—	7,470
Kumarina Resources Ltd.	1,362	—	—	—	973
Medusa Mining Ltd.	130,694	—	23,963	—	64,204
Nevsun Resources Ltd.	162,894	—	—	—	144,072
OZ Minerals Ltd.	146,856	7,818	3,459	4,180	95,247
Panoramic Resources Ltd.	11,738	—	—	—	6,783
Petropavlovsk plc	63,402	17,779	—	—	37,203
Reed Resources Ltd.	13,483	—	—	—	6,783
Resolute Mining Ltd.	88,720	—	1,911	—	62,014
Speewah Metals Ltd.	624	—	—	—	348
St. Barbara Ltd.	90,653	—	—	—	37,881
	1,701,006			5,319	1,158,397

1 Not applicable — At January 31, 2013, the issuer was not an affiliated company of the fund.
2 Not applicable — In March 2013, Harry Winston Diamond Corp. changed its name to Dominion Diamond Corp.

E. At April 30, 2013, the cost of investment securities for tax purposes was $3,768,814,000. Net unrealized depreciation of investment securities for tax purposes was $1,094,261,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

Dividend Growth Fund

Schedule of Investments
As of April 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (96.8%)
Consumer Discretionary (15.7%)
Target Corp.	5,635,662	397,652
McDonald's Corp.	3,611,470	368,876
Omnicom Group Inc.	5,538,757	331,051
Lowe's Cos. Inc.	7,800,199	299,684
NIKE Inc. Class B	4,508,992	286,772
Mattel Inc.	5,956,115	271,956
Walt Disney Co.	3,467,655	217,907
Comcast Corp. Class A	3,440,602	142,097
		2,315,995
Consumer Staples (12.5%)
PepsiCo Inc.	4,787,526	394,827
Wal-Mart Stores Inc.	4,628,829	359,752
Procter & Gamble Co.	4,461,702	342,525
CVS Caremark Corp.	4,906,035	285,433
Colgate-Palmolive Co.	2,084,791	248,945
Coca-Cola Co.	5,109,160	216,271
		1,847,753
Energy (9.3%)
Exxon Mobil Corp.	3,640,483	323,967
Occidental Petroleum Corp.	3,338,975	298,037
Enbridge Inc.	5,653,832	269,122
BG Group plc	14,991,306	253,077
Chevron Corp.	1,910,039	233,044
		1,377,247
Financials (10.0%)
ACE Ltd.	3,058,989	272,678
BlackRock Inc.	990,629	264,003
PNC Financial Services Group Inc.	3,885,059	263,718
Wells Fargo & Co.	6,106,142	231,911
Chubb Corp.	1,775,877	156,401
Marsh & McLennan Cos. Inc.	3,913,785	148,763
Public Storage	852,900	140,729
		1,478,203
Health Care (18.4%)
Johnson & Johnson	6,009,682	512,205
Roche Holding AG	1,638,745	410,244
Cardinal Health Inc.	7,841,377	346,746
Medtronic Inc.	7,273,341	339,520
Pfizer Inc.	10,513,977	305,641
Amgen Inc.	2,758,584	287,472
Teva Pharmaceutical Industries Ltd. ADR	6,863,200	262,792
UnitedHealth Group Inc.	4,230,000	253,504
		2,718,124
Industrials (13.3%)
United Parcel Service Inc. Class B	4,880,145	418,912
Lockheed Martin Corp.	3,016,666	298,921
United Technologies Corp.	3,017,200	275,440

General Dynamics Corp.			3,620,502	267,772
Honeywell International Inc.			3,193,062	234,818
Northrop Grumman Corp.			2,303,804	174,490
Emerson Electric Co.			2,885,335	160,165
CH Robinson Worldwide Inc.			2,246,990	133,449
				1,963,967
Information Technology (12.5%)
Microsoft Corp.			17,128,072	566,939
Automatic Data Processing Inc.			5,561,376	374,503
International Business Machines Corp.			1,736,632	351,738
Oracle Corp.			9,637,265	315,910
Accenture plc Class A			2,928,775	238,519
				1,847,609
Materials (3.6%)
Ecolab Inc.			3,122,726	264,245
Praxair Inc.			2,295,376	262,362
				526,607
Utilities (1.5%)
Dominion Resources Inc.			3,438,516	212,088

Total Common Stocks (Cost $10,840,802)				14,287,593
	Coupon
Temporary Cash Investments (3.1%)
			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreements (3.1%)
Morgan Stanley & Co., Inc.
(Dated 4/30/13, Repurchase Value
$238,801,000, collateralized by
Government National Mortgage Assn.
3.700%, 10/15/42, Federal National
Mortgage Assn. 3.000%-5.000%, 3/1/26-
2/1/43 and U.S. Treasury Note/Bond
2.750%, 10/31/13)	0.180%	5/1/13	238,800	238,800
RBS Securities, Inc.
(Dated 4/30/13, Repurchase Value
$219,801,000, collateralized by U.S.
Treasury Note/Bond 0.375%-3.250%,
5/31/13-2/28/17)	0.140%	5/1/13	219,800	219,800
				458,600
Total Temporary Cash Investments (Cost $458,600)				458,600
Total Investments (99.9%) (Cost $11,299,402)				14,746,193
Other Assets and Liabilities-Net (0.1%)				14,136
Net Assets (100%)				14,760,329
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the

Dividend Growth Fund

close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The portfolio may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the portfolio may sell or retain the collateral; however, such action may be subject to legal proceedings.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	13,624,272	663,321	—
Temporary Cash Investments	—	458,600	—
Total	13,624,722	1,121,921	—

E. At April 30, 2013, the cost of investment securities for tax purposes was $11,299,402,000. Net unrealized appreciation of investment securities for tax purposes was $3,446,791,000, consisting of unrealized gains of $3,490,133,000 on securities that had risen in value since their purchase and $43,342,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard REIT Index Fund

Schedule of Investments
As of April 30, 2013

			Market
			Value
		Shares	($000)
Real Estate Investment Trusts (99.1%)[1]
Diversified REITs (7.4%)
2	Vornado Realty Trust	11,875,633	1,039,830
2	Duke Realty Corp.	22,296,873	393,317
2	Liberty Property Trust	8,381,824	360,335
2	Lexington Realty Trust	13,351,013	171,027
^	WP Carey Inc.	2,197,028	154,934
2	Washington REIT	4,701,629	134,279
2	PS Business Parks Inc.	1,376,547	109,848
2	Cousins Properties Inc.	8,220,678	89,770
	American Assets Trust Inc.	2,387,732	80,610
2	Investors Real Estate Trust	7,131,824	69,393
2	First Potomac Realty Trust	3,616,853	57,870
2	CapLease Inc.	5,879,616	41,275
	Select Income REIT	1,220,555	34,822
2	Winthrop Realty Trust	2,112,694	26,852
2	Whitestone REIT	1,195,042	19,718
			2,783,880
Industrial REITs (5.2%)
2	Prologis Inc.	34,984,352	1,467,594
2	DCT Industrial Trust Inc.	19,081,654	149,409
2	EastGroup Properties Inc.	2,100,816	132,498
2	First Industrial Realty Trust Inc.	7,238,461	129,858
2	STAG Industrial Inc.	2,935,300	64,694
2	Monmouth Real Estate Investment Corp. Class A	2,319,982	24,685
			1,968,738
Office REITs (13.3%)
2	Boston Properties Inc.	10,694,235	1,170,270
^,2 Digital Realty Trust Inc.		8,744,332	616,650
2	SL Green Realty Corp.	6,405,915	581,017
2	Alexandria Real Estate Equities Inc.	4,514,658	328,532
2	Kilroy Realty Corp.	5,294,783	299,632
2	BioMed Realty Trust Inc.	13,038,376	293,494
2	Douglas Emmett Inc.	9,478,575	248,054
2	Piedmont Office Realty Trust Inc. Class A	11,898,169	244,150
2	Highwoods Properties Inc.	5,566,754	228,404
2	Mack-Cali Realty Corp.	6,198,180	172,123
2	Corporate Office Properties Trust	5,727,322	166,035
2	Brandywine Realty Trust	10,967,147	163,740
	CommonWealth REIT	5,197,233	116,054
2	DuPont Fabros Technology Inc.	4,486,872	112,800
2	Franklin Street Properties Corp.	5,291,237	80,797
2	Hudson Pacific Properties Inc.	3,147,309	71,790
	Parkway Properties Inc.	3,089,148	56,315
2	Coresite Realty Corp.	1,495,509	54,108
	Government Properties Income Trust	1,998,557	52,062
			5,056,027
Residential REITs (15.7%)
2	Equity Residential	22,802,582	1,323,918
2	AvalonBay Communities Inc.	7,954,160	1,058,222

2	UDR Inc.	17,731,482	435,840
2	Camden Property Trust	5,962,781	431,348
2	Essex Property Trust Inc.	2,589,450	406,673
2	American Campus Communities Inc.	7,417,072	331,098
2	Apartment Investment & Management Co. Class A	10,317,301	320,971
2	BRE Properties Inc.	5,447,531	274,991
2	Home Properties Inc.	3,633,048	234,186
2	Equity Lifestyle Properties Inc.	2,790,253	226,708
2	Mid-America Apartment Communities Inc.	2,996,278	205,934
2	Post Properties Inc.	3,857,239	190,663
2	Colonial Properties Trust	5,933,864	137,725
2	Sun Communities Inc.	2,364,636	120,951
2	Education Realty Trust Inc.	8,011,707	88,049
2	Associated Estates Realty Corp.	3,508,507	62,697
2	Campus Crest Communities Inc.	4,329,507	59,141
^,2 Silver Bay Realty Trust Corp.		2,647,580	50,516
			5,959,631
Retail REITs (27.5%)
2	Simon Property Group Inc.	21,928,216	3,904,757
2	Realty Income Corp.	13,746,901	700,679
2	Kimco Realty Corp.	28,895,124	687,126
	General Growth Properties Inc.	29,949,516	680,453
2	Macerich Co.	9,684,369	678,390
2	Federal Realty Investment Trust	4,581,226	536,049
2	Taubman Centers Inc.	4,373,647	373,991
2	Regency Centers Corp.	6,407,376	360,479
2	DDR Corp.	17,566,641	322,172
2	National Retail Properties Inc.	7,800,266	309,515
2	Weingarten Realty Investors	8,172,298	278,430
2	CBL & Associates Properties Inc.	10,844,077	261,776
2	Tanger Factory Outlet Centers	6,656,864	247,103
	Retail Properties of America Inc.	9,471,040	145,002
2	Glimcher Realty Trust	10,066,909	126,239
	Equity One Inc.	4,209,738	107,306
2	Acadia Realty Trust	3,589,888	102,491
2	Pennsylvania REIT	3,769,989	78,152
2	Ramco-Gershenson Properties Trust	4,117,047	71,925
2	Inland Real Estate Corp.	6,332,198	71,680
^,2 Retail Opportunity Investments Corp.		3,747,946	55,507
2	Excel Trust Inc.	3,170,734	48,290
	Alexander's Inc.	144,871	44,619
2	Kite Realty Group Trust	6,159,725	40,654
2	Getty Realty Corp.	1,895,359	40,580
	Saul Centers Inc.	847,024	37,947
	Urstadt Biddle Properties Inc. Class A	1,594,992	35,520
2	Cedar Realty Trust Inc.	4,337,375	27,803
	Rouse Properties Inc.	1,397,462	26,482
	Urstadt Biddle Properties Inc.	69,255	1,353
			10,402,470
Specialized REITs (30.0%)
2	HCP Inc.	32,045,559	1,708,028
2	Public Storage	10,342,803	1,706,562
2	Ventas Inc.	20,950,960	1,668,325
2	Health Care REIT Inc.	18,408,060	1,380,052
2	Host Hotels & Resorts Inc.	51,375,234	938,626
2	Extra Space Storage Inc.	7,375,564	321,427

2	Omega Healthcare Investors Inc.			7,942,796	261,080
2	Corrections Corp. of America			7,092,797	256,759
	Senior Housing Properties Trust			7,974,275	226,709
2	Geo Group Inc.			5,054,317	189,284
2	EPR Properties			3,320,485	187,740
2	Healthcare Realty Trust Inc.			6,183,601	185,632
	Hospitality Properties Trust			6,106,651	179,597
2	RLJ Lodging Trust			7,677,554	176,891
2	LaSalle Hotel Properties			6,681,877	173,261
2	Medical Properties Trust Inc.			10,496,715	168,892
2	CubeSmart			8,707,851	152,997
2	Sovran Self Storage Inc.			2,157,439	148,000
*,2 Sunstone Hotel Investors Inc.				11,255,247	139,678
2	DiamondRock Hospitality Co.			13,833,294	138,056
^,2 Ryman Hospitality Properties				2,729,545	121,356
2	Pebblebrook Hotel Trust			4,307,960	117,004
2	National Health Investors Inc.			1,676,927	111,080
2	LTC Properties Inc.			2,160,867	100,480
*,2 Strategic Hotels & Resorts Inc.				11,586,334	93,502
	Healthcare Trust of America Inc. Class A			7,076,946	88,320
2	Chesapeake Lodging Trust			3,366,145	79,643
2	Sabra Health Care REIT Inc.			2,626,505	78,322
2	Hersha Hospitality Trust Class A			12,666,568	75,746
2	Ashford Hospitality Trust Inc.			4,587,553	59,088
*,2 FelCor Lodging Trust Inc.				8,356,615	49,973
2	Universal Health Realty Income Trust			853,399	45,853
2	Summit Hotel Properties Inc.			4,478,693	44,742
					11,372,705
Total Real Estate Investment Trusts (Cost $28,777,078)					37,543,451
		Coupon
Temporary Cash Investments (0.9%)[1]
Money Market Fund (0.9%)
[3,4] Vanguard Market Liquidity Fund		0.142%		351,042,256	351,042

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	Federal Home Loan Bank Discount Notes	0.120%	6/5/13	5,000	4,999
6	Freddie Mac Discount Notes	0.115%	5/21/13	3,000	3,000
					7,999
Total Temporary Cash Investments (Cost $359,042)					359,041
Total Investments (100.0%) (Cost $29,136,120)					37,902,492
Other Assets and Liabilities-Net (0.0%)[4]					(4,104)
Net Assets (100%)					37,898,388

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $30,284,000.
* Non-income-producing security.
1 The fund invests a portion of its assets in Real Estate Investment Trusts through the use of swap contracts. After giving effect to swap investments, the fund's effective Real Estate Investment Trust and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $31,034,000 of collateral received for securities on loan.

5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Real Estate Investment Trusts	37,543,451	—	—
Temporary Cash Investments	351,042	7,999	—
Swap Contracts—Assets	—	7,342	—
Swap Contracts—Liabilities	—	(1,098)	—
Total	37,894,493	14,243	—

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected stocks in the fund's target index when investing through a swap provides a return advantage over buying the individual stocks. Under the terms of each swap, the fund receives the total return (either receiving the increase or paying the decrease) on a reference stock, applied to a notional amount that is the value of a designated number of shares of the stock at the beginning of the swap. The counterparty pays the fund a fixed rate less a specified interest rate spread that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

REIT Index Fund

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. The primary risks associated with the swaps are that a counterparty will default on its obligation to pay net amounts due to the fund , or that the fund will incur fees in the event it terminates a swap prior to the scheduled termination date. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. The fund attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and requiring counterparties to post collateral to secure such exposure. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or posted is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

					Unrealized
			Notional	Floating Interest	Appreciation
	Termination		Amount	Rate Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)	($000)
CommonWealth REIT	07/25/13	GSI	65,178	(0.55%)[2]	(1,098)
Government Properties	07/25/13	GSI	49,181	(0.55%)[2]	463
Hospitality Propeties Trust	07/25/13	GSI	103,149	(0.55%)[2]	5,900
Senior Housing Properties Trust	07/25/13	GSI	148,260	(0.55%)[2]	979

1 GSI—Goldman Sachs International.
2 Based on one-month London Interbank Offered Rate (LIBOR) as of the most recent payment date plus a 0.35% spread.

At April 30, 2013, the counterparty had deposited in segregated accounts securities with a value of $5,203,000 in connection with amounts due to the fund for open swap contracts.

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
			Proceeds
	Jan. 31, 2013		from		April 30, 2013
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000
Acadia Realty Trust	88,862	7,572	2,322	735	102,491
Alexandria Real Estate Equities Inc.	315,127	23,125	11,141	2,641	328,532
American Campus Communities Inc.	338,049	24,231	17,036	2,460	331,098
Apartment Investment & Management	274,916	22,338	14,645	2,415	320,971
Co.
Ashford Hospitality Trust Inc.	51,967	3,852	2,526	537	59,088

REIT Index Fund

Associated Estates Realty Corp.	55,343	4,332	2,824	658	62,697
AvalonBay Communities Inc.	1,008,381	74,061	49,297	8,297	1,058,222
BioMed Realty Trust Inc.	217,255	62,547	11,938	2,716	293,494
Boston Properties Inc.	1,099,015	81,462	53,844	6,833	1,170,270
Brandywine Realty Trust	126,405	22,231	6,823	1,499	163,740
BRE Properties Inc.	270,564	19,382	12,712	2,084	274,991
Camden Property Trust	401,599	30,015	17,454	3,662	431,348
Campus Crest Communities Inc.	32,253	21,573	939	696	59,141
CapLease Inc.	27,523	8,327	1,287	369	41,275
CBL & Associates Properties Inc.	224,140	17,881	8,208	2,437	261,776
Cedar Realty Trust Inc.	23,254	1,643	921	212	27,803
Chesapeake Lodging Trust	57,111	18,261	3,411	788	79,643
Colonial Properties Trust	126,868	9,474	6,101	—	137,725
Coresite Realty Corp.	43,153	3,411	2,203	394	54,108
Corporate Office Properties Trust	145,959	11,060	5,260	1,535	166,035
Corrections Corp. of America	—	274,308	2,828	50,322	256,759
Cousins Properties Inc.	57,791	21,556	3,070	293	89,770
CubeSmart	123,618	12,447	3,208	936	152,997
DCT Industrial Trust Inc.	130,337	9,951	5,349	1,311	149,409
DDR Corp.	279,488	21,875	9,174	2,296	322,172
DiamondRock Hospitality Co.	123,227	9,221	6,025	1,146	138,056
Digital Realty Trust Inc.	573,635	42,907	22,367	6,607	616,650
Douglas Emmett Inc.	214,347	16,856	9,498	1,663	248,054
Duke Realty Corp.	335,614	26,556	17,443	3,679	393,317
DuPont Fabros Technology Inc.	103,611	7,855	5,177	881	112,800
EastGroup Properties Inc.	113,225	8,758	3,990	1,082	132,498
Education Realty Trust Inc.	82,448	6,073	2,350	799	88,049
EPR Properties	151,972	12,105	7,913	3,429	187,740
Equity Lifestyle Properties Inc.	194,671	15,256	9,527	1,360	226,708
Equity Residential	1,233,700	93,331	62,223	8,895	1,323,918
Essex Property Trust Inc.	387,732	28,406	17,777	3,054	406,673
Excel Trust Inc.	37,766	3,028	728	525	48,290
Extra Space Storage Inc.	287,018	21,001	13,838	1,786	321,427
Federal Realty Investment Trust	469,888	35,701	19,957	3,238	536,049
FelCor Lodging Trust Inc.	43,963	3,084	1,952	—	49,973
First Industrial Realty Trust Inc.	101,333	17,897	5,201	600	129,858
First Potomac Realty Trust	48,444	3,584	2,359	533	57,870
Franklin Street Properties Corp.	67,189	5,225	3,365	1,003	80,797
Geo Group Inc.	—	176,684	1,909	—	189,284
Getty Realty Corp.	34,898	2,547	1,552	369	40,580
Glimcher Realty Trust	107,903	8,219	4,002	981	126,239

REIT Index Fund

HCP Inc.	1,454,683	115,272	79,529	—	1,708,028
Health Care REIT Inc.	1,110,067	88,405	37,361	13,514	1,380,052
Healthcare Realty Trust Inc.	151,739	12,159	5,690	1,779	185,632
Hersha Hospitality Trust Class A	65,325	5,078	3,308	742	75,746
Highwoods Properties Inc.	189,621	16,569	5,055	2,236	228,404
Home Properties Inc.	212,371	16,910	5,489	2,408	234,186
Host Hotels & Resorts Inc.	840,039	63,736	39,678	5,008	938,626
Hudson Pacific Properties Inc.	52,550	18,248	3,101	382	71,790
Inland Real Estate Corp.	56,094	4,443	2,769	888	71,680
Investors Real Estate Trust	59,445	10,091	2,712	822	69,393
Kilroy Realty Corp.	255,449	20,075	10,655	1,807	299,632
Kimco Realty Corp.	585,251	46,229	29,738	5,935	687,126
Kite Realty Group Trust	30,295	8,331	764	308	40,654
LaSalle Hotel Properties	178,179	12,497	8,411	1,303	173,261
Lexington Realty Trust	117,318	34,733	3,140	1,952	171,027
Liberty Property Trust	318,803	24,035	14,048	3,889	360,335
LTC Properties Inc.	78,514	6,106	3,796	985	100,480
Macerich Co.	550,468	44,408	14,655	5,359	678,390
Mack-Cali Realty Corp.	165,215	12,442	9,168	2,728	172,123
Medical Properties Trust Inc.	126,256	20,085	3,491	2,033	168,892
Mid-America Apartment Communities
Inc.	186,049	15,348	4,878	2,055	205,934
Monmouth Real Estate Investment
Corp. Class A	24,302	1,698	800	336	24,685
National Health Investors Inc.	104,258	7,772	5,174	1,136	111,080
National Retail Properties Inc.	239,868	19,789	8,496	3,071	309,515
Omega Healthcare Investors Inc.	192,333	17,882	5,307	3,642	261,080
Pebblebrook Hotel Trust	101,678	8,055	2,372	673	117,004
Pennsylvania REIT	67,938	5,008	3,288	667	78,152
Piedmont Office Realty Trust Inc. Class
A	226,058	16,722	12,691	2,301	244,150
Post Properties Inc.	182,038	13,464	8,255	940	190,663
Prologis Inc.	1,272,712	187,293	59,615	8,855	1,467,594
PS Business Parks Inc.	95,846	7,468	4,822	587	109,848
Public Storage	1,554,285	115,681	77,446	12,528	1,706,562
Ramco-Gershenson Properties Trust	48,952	15,594	1,549	647	71,925
Realty Income Corp.	541,372	90,697	28,123	7,175	700,680
Regency Centers Corp.	310,317	24,195	14,524	2,862	360,479
Retail Opportunity Investments Corp.	46,279	3,830	1,102	545	55,507
RLJ Lodging Trust	138,950	29,688	7,086	1,534	176,891
Ryman Hospitality Properties	—	122,988	1,201	1,330	121,356
Sabra Health Care REIT Inc.	64,368	5,099	3,245	871	78,322
Silver Bay Realty Trust Corp.	—	54,460	113	—	50,516

REIT Index Fund

Simon Property Group Inc.	3,364,241	259,831	106,587	24,052	3,904,757
SL Green Realty Corp.	501,752	39,110	24,499	2,065	581,016
Sovran Self Storage Inc.	133,031	10,870	3,396	1,021	148,000
STAG Industrial Inc.	56,540	4,442	2,946	858	64,694
Strategic Hotels & Resorts Inc.	82,729	6,424	4,067	—	93,502
Summit Hotel Properties Inc.	40,173	2,987	1,880	488	44,742
Sun Communities Inc.	84,004	23,297	4,480	1,455	120,951
Sunstone Hotel Investors Inc.	127,199	9,537	6,259	—	139,678
Tanger Factory Outlet Centers	230,253	17,219	11,411	1,493	247,103
Taubman Centers Inc.	348,170	24,868	16,672	2,119	373,991
UDR Inc.	413,878	30,914	20,663	4,096	435,840
Universal Health Realty Income Trust	46,002	3,301	2,206	513	45,853
Ventas Inc.	1,355,759	109,851	71,626	13,565	1,668,325
Vornado Realty Trust	977,994	72,338	46,054	—	1,039,830
Washington REIT	130,785	9,397	6,275	1,366	134,279
Weingarten Realty Investors	230,036	18,240	11,916	2,405	278,430
Whitestone REIT	15,919	1,416	283	331	19,718
Winthrop Realty Trust	24,604	1,772	1,101	334	26,852
	30,389,916			299,750	35,475,346

E. At April 30, 2013, the cost of investment securities for tax purposes was $29,136,120,000. Net unrealized appreciation of investment securities for tax purposes was $8,766,372,000, consisting of unrealized gains of $8,888,790,000 on securities that had risen in value since their purchase and $122,418,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Dividend Appreciation Index Fund

Schedule of Investments
As of April 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (13.1%)
McDonald's Corp.	6,981,732	713,114
Target Corp.	4,579,145	323,105
NIKE Inc. Class B	5,045,542	320,896
Lowe's Cos. Inc.	7,650,860	293,946
TJX Cos. Inc.	5,075,146	247,515
VF Corp.	839,281	149,577
Ross Stores Inc.	1,446,820	95,591
Genuine Parts Co.	1,089,455	83,158
Tiffany & Co.	858,083	63,224
Family Dollar Stores Inc.	918,022	56,339
Polaris Industries Inc.	465,375	40,111
Cracker Barrel Old Country Store Inc.	173,751	14,376
John Wiley & Sons Inc. Class A	374,981	14,313
Matthews International Corp. Class A	198,352	7,301
NACCO Industries Inc. Class A	46,181	2,679
		2,425,245
Consumer Staples (24.2%)
PepsiCo Inc.	9,659,201	796,594
Coca-Cola Co.	18,800,334	795,818
Wal-Mart Stores Inc.	9,996,817	776,953
Procter & Gamble Co.	9,907,421	760,593
Colgate-Palmolive Co.	3,310,064	395,255
Walgreen Co.	6,524,010	323,004
Archer-Daniels-Midland Co.	4,570,831	155,134
JM Smucker Co.	763,331	78,799
Bunge Ltd.	993,674	71,753
Hormel Foods Corp.	1,716,038	70,821
Brown-Forman Corp. Class B	931,042	65,638
McCormick & Co. Inc.	900,092	64,753
Church & Dwight Co. Inc.	964,894	61,647
Nu Skin Enterprises Inc. Class A	359,733	18,249
Casey's General Stores Inc.	277,086	16,046
Lancaster Colony Corp.	191,770	15,136
^ Tootsie Roll Industries Inc.	267,542	8,355
Andersons Inc.	126,776	6,912
		4,481,460
Energy (12.4%)
Chevron Corp.	6,040,517	737,004
Exxon Mobil Corp.	7,637,418	679,654
Occidental Petroleum Corp.	5,474,628	488,665
EOG Resources Inc.	1,925,711	233,319
Murphy Oil Corp.	1,384,723	85,978
Helmerich & Payne Inc.	703,290	41,227
Energen Corp.	494,903	23,468
CARBO Ceramics Inc.	166,035	11,730
		2,301,045
Financials (7.6%)
Franklin Resources Inc.	1,477,183	228,461

ACE Ltd.	2,359,064	210,287
Aflac Inc.	3,417,855	186,068
Chubb Corp.	1,797,588	158,314
T. Rowe Price Group Inc.	1,702,491	123,431
McGraw-Hill Cos. Inc.	1,961,406	106,132
PartnerRe Ltd.	424,066	40,006
WR Berkley Corp.	907,427	39,401
SEI Investments Co.	1,175,386	33,687
RenaissanceRe Holdings Ltd.	347,052	32,585
Brown & Brown Inc.	983,890	30,491
Eaton Vance Corp.	763,274	30,439
HCC Insurance Holdings Inc.	705,597	30,058
Erie Indemnity Co. Class A	345,261	27,472
Commerce Bancshares Inc.	634,530	25,451
Alterra Capital Holdings Ltd.	715,463	23,288
Prosperity Bancshares Inc.	381,459	17,524
UMB Financial Corp.	293,952	14,798
StanCorp Financial Group Inc.	300,506	12,976
RLI Corp.	145,713	10,469
Bank of the Ozarks Inc.	234,051	9,580
Bancfirst Corp.	115,185	4,819
1st Source Corp.	178,103	4,191
First Financial Corp.	99,871	3,085
Republic Bancorp Inc. Class A	131,320	2,915
		1,405,928
Health Care (8.4%)
Abbott Laboratories	21,270,744	785,316
Medtronic Inc.	6,570,032	306,689
Stryker Corp.	2,416,503	158,474
Becton Dickinson and Co.	1,344,032	126,742
Cardinal Health Inc.	2,301,201	101,759
CR Bard Inc.	571,746	56,809
West Pharmaceutical Services Inc.	235,513	15,040
Owens & Minor Inc.	434,520	14,152
		1,564,981
Industrials (18.3%)
United Technologies Corp.	6,218,325	567,671
3M Co.	4,741,719	496,505
Caterpillar Inc.	4,462,331	377,826
Emerson Electric Co.	4,922,217	273,232
Illinois Tool Works Inc.	3,197,820	206,451
General Dynamics Corp.	2,546,915	188,370
Norfolk Southern Corp.	2,058,857	159,397
WW Grainger Inc.	482,733	118,979
Fastenal Co.	2,093,810	102,701
Dover Corp.	1,290,372	89,010
Stanley Black & Decker Inc.	1,189,264	88,969
Parker Hannifin Corp.	993,372	87,983
Roper Industries Inc.	679,994	81,361
Pentair Ltd.	1,457,203	79,199
CH Robinson Worldwide Inc.	1,115,471	66,248
Expeditors International of Washington Inc.	1,407,845	50,584
Cintas Corp.	874,976	39,260
Donaldson Co. Inc.	958,242	34,861
Nordson Corp.	445,449	30,954
Lincoln Electric Holdings Inc.	562,995	29,704

Carlisle Cos. Inc.	430,482	27,925
Valmont Industries Inc.	182,988	26,667
Graco Inc.	411,045	24,881
Rollins Inc.	958,276	23,305
AO Smith Corp.	264,845	19,977
CLARCOR Inc.	352,932	18,247
Mine Safety Appliances Co.	257,130	12,342
Brady Corp. Class A	338,845	11,480
Franklin Electric Co. Inc.	327,352	10,596
Raven Industries Inc.	253,408	8,502
ABM Industries Inc.	372,530	8,401
Lindsay Corp.	80,856	6,211
Tennant Co.	129,834	6,209
McGrath RentCorp	182,105	5,656
Gorman-Rupp Co.	153,406	4,334
		3,383,998
Information Technology (6.2%)
International Business Machines Corp.	3,413,038	691,277
Automatic Data Processing Inc.	3,404,956	229,290
Maxim Integrated Products Inc.	2,034,969	62,941
Linear Technology Corp.	1,604,637	58,569
Harris Corp.	826,355	38,177
FactSet Research Systems Inc.	306,343	28,818
Jack Henry & Associates Inc.	596,231	27,665
Badger Meter Inc.	98,648	4,309
Cass Information Systems Inc.	90,426	3,780
		1,144,826
Materials (8.3%)
Monsanto Co.	3,600,343	384,589
Praxair Inc.	2,152,903	246,077
Ecolab Inc.	2,117,330	179,168
PPG Industries Inc.	1,060,547	156,049
Sherwin-Williams Co.	703,681	128,851
Air Products & Chemicals Inc.	1,462,033	127,138
Sigma-Aldrich Corp.	848,795	66,792
International Flavors & Fragrances Inc.	564,058	43,540
Albemarle Corp.	656,597	40,217
Valspar Corp.	610,037	38,932
RPM International Inc.	904,020	29,290
Bemis Co. Inc.	710,735	27,967
Royal Gold Inc.	486,771	27,055
Aptargroup Inc.	447,466	25,103
HB Fuller Co.	322,310	12,215
Stepan Co.	147,981	8,426
		1,541,409
Telecommunication Services (0.1%)
Telephone & Data Systems Inc.	670,696	15,051
Atlantic Tele-Network Inc.	95,926	4,870
		19,921
Utilities (1.3%)
ONEOK Inc.	1,359,002	69,798
National Fuel Gas Co.	581,018	36,441
MDU Resources Group Inc.	1,304,603	32,550
UGI Corp.	780,482	31,984
Aqua America Inc.	963,299	30,566
South Jersey Industries Inc.	215,700	13,309

MGE Energy Inc.			165,474	9,242
American States Water Co.			133,884	7,428
SJW Corp.			136,276	3,456
Connecticut Water Service Inc.			76,737	2,185
York Water Co.			90,961	1,706
				238,665
Total Common Stocks (Cost $15,120,534)				18,507,478
	Coupon
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
[2,3] Vanguard Market Liquidity Fund	0.142%		23,263,956	23,264

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4] United States Treasury Note/Bond	1.375%	5/15/13	3,500	3,502
Total Temporary Cash Investments (Cost $26,765)				26,766
Total Investments (100.0%) (Cost $15,147,299)				18,534,244
Other Assets and Liabilities-Net (0.0%)[3]				(383)
Net Assets (100%)				18,533,861

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $2,283,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $2,339,000 of collateral received for securities on loan.
4 Securities with a value of $1,410,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Dividend Appreciation Index Fund

The following table summarizes the market value of the fund's investments as of April 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	18,507,478	—	—
Temporary Cash Investments	23,264	3,502	—
Futures Contracts—Assets[1]	67	—	—
Total	18,530,809	3,502	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At April 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)

S&P 500 Index	June 2013	65	25,873	681

E-mini S&P 500 Index	June 2013	10	796	15

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At April 30, 2013, the cost of investment securities for tax purposes was $15,147,299,000. Net unrealized appreciation of investment securities for tax purposes was $3,386,945,000, consisting of unrealized gains of $3,441,545,000 on securities that had risen in value since their purchase and $54,600,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD SPECIALIZED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: June 19, 2013
VANGUARD SPECIALIZED FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: June 19, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.